Note 5 - Equity Awards - Option Activity (FY) (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity Awards [Abstract]
Outstanding (in shares)	136,105	160,076
Outstanding, weighted average exercise price (in dollars per share)	$ 40.07	$ 35.92
Nonvested, forfeited, canceled (in shares)	0	0
Forfeited, canceled, weighted average grant date fair value (in dollars per share)	$ 0	$ 0
Forfeited, canceled (in shares)	(59,226)	(23,971)
Forfeited, canceled, weighted average exercise price (in dollars per share)	$ 55.29	$ 12.35
Nonvested, forfeited, canceled (in shares)		0
Forfeited, canceled, weighted average grant date fair value (in dollars per share)		$ 0
Outstanding (in shares)	76,879	136,105
Outstanding, weighted average exercise price (in dollars per share)	$ 28.34	$ 40.07
Nonvested, forfeited, canceled (in shares)		0
Forfeited, canceled, weighted average grant date fair value (in dollars per share)		$ 0